Segment Information - Narrative (Detail)	4 Months Ended	12 Months Ended
	Aug. 08, 2019 plan	Dec. 31, 2018 plan	Dec. 31, 2018 segment	May 31, 2017 Site	Dec. 31, 2016 Site
Segment Reporting Information [Line Items]
Number of reportable segments		2	2
United States and Latin America | Data Center Sale with Equinix
Segment Reporting Information [Line Items]
Number of data center sites sold | Site				23	23
Subsequent event
Segment Reporting Information [Line Items]
Number of reportable segments | plan	2